Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 211,970	$ 30,830	¥ 911,588	¥ 3,293,911
Short-term investments	9,849,488	1,432,549	7,242,636
Prepaid expenses and other current assets	249,977	36,358	186,123
Total current assets	13,141,317	1,911,326	10,258,586
Non-current assets:
Other non-current assets	732,805	106,582	17,361
Total non-current assets	2,614,884	380,318	2,036,389
Total assets	15,756,201	2,291,644	12,294,975
Current liabilities:
Accrued expenses and other payables	2,439,948	354,875	1,658,934
Dividend payable			595,779
Total current liabilities	4,164,769	605,740	3,889,316
Total liabilities	4,644,758	675,552	4,359,689
Commitments and Contingencies
Shareholders' equity:
Ordinary shares	7,969	1,159	7,909
Additional paid-in capital	3,500,620	509,144	3,246,475
Accumulated other comprehensive income	128,375	18,671	69,954
Retained earnings	7,498,314	1,090,585	4,627,299
Total shareholders' equity	11,135,278	1,619,559	7,951,637
Total liabilities and equity	15,756,201	2,291,644	12,294,975
Parent Company [Member]
Current assets:
Cash and cash equivalents	18,168	2,642	31,781
Short-term investments	272,332	39,609	699,159
Prepaid expenses and other current assets	13,752	2,000	23,315
Total current assets	304,252	44,251	754,255
Non-current assets:
Other non-current assets	713,854	103,826	3,816
Investment in subsidiaries and VIEs	10,167,881	1,478,857	7,798,858
Total non-current assets	10,881,735	1,582,683	7,802,674
Total assets	11,185,987	1,626,934	8,556,929
Current liabilities:
Accrued expenses and other payables	50,709	7,375	6,932
Dividend payable			595,779
Due to subsidiaries			2,581
Total current liabilities	50,709	7,375	605,292
Total liabilities	50,709	7,375	605,292
Commitments and Contingencies
Shareholders' equity:
Ordinary shares	7,969	1,159	7,909
Additional paid-in capital	3,500,620	509,144	3,246,475
Accumulated other comprehensive income	128,375	18,671	69,954
Retained earnings	7,498,314	1,090,585	4,627,299
Total shareholders' equity	11,135,278	1,619,559	7,951,637
Total liabilities and equity	¥ 11,185,987	$ 1,626,934	¥ 8,556,929